Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Going Concern
Going Concern

2. Going Concern

As of June 30, 2026, the Company had cash of approximately $0.6 million. For the six months ended June 30, 2026, the Company used approximately $9.4 million in cash for operating activities. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception. As of June 30, 2026, the Company had an accumulated deficit of approximately $114.2 million. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements were issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from sales and positive operating cash flows, which is not assured.

The Company’s plans include obtaining future debt financings (see Note 11 – Debt) and equity financings associated with the Yorkville SEPA and the ATM (as defined in Note 14 – Equity). If the Company is unsuccessful in completing these planned transactions, it may be required to reduce its spending rate to align with expected revenue levels and cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

These accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

2. Going Concern

As of December 31, 2025 the Company had cash of approximately $0.3 million. For the year ended December 31, 2025, the Company used approximately $15.7 million in cash for operating activities. The Company has incurred recurring net losses from operations and negative cash flows from operating activities since inception. As of December 31, 2025, the Company had an accumulated deficit of approximately $100.8 million. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern within one year of the date these financial statements were issued.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders and debt holders. Specifically, continuation is contingent on the Company’s ability to obtain necessary equity or debt financing to continue operations, and ultimately the Company’s ability to generate profit from sales and positive operating cash flows, which is not assured.

The Company’s plans include obtaining future debt financings (see Note 12 – Debt) and equity financings associated with the Yorkville SEPA and the ATM (as defined in Note 15 – Equity). If the Company is unsuccessful in completing these planned transactions, it may be required to reduce its spending rate to align with expected revenue levels and cash reserves, although there can be no guarantee that it will be successful in doing so. Accordingly, the Company may be required to raise additional cash through debt or equity transactions. It may not be able to secure financing in a timely manner or on favorable terms, if at all. As a result, management’s plans cannot be considered probable and thus do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

These accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.